Pioneer Fundamental Growth Fund

Supplement to the Prospectus and Summary Prospectus, each dated March 30, 2012

Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.09% of the average daily net assets attributable to Class A Shares. The expense limit will be in effect through August 1, 2013.